Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between “compensation actually paid” to our CEO and to our other named executive officers and certain financial performance of the Corporation. Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. For further information concerning the Corporation’s pay-for-performance
philosophy and how the Corporation aligns executive compensation with the Corporation’s performance, refer to “Compensation Discussion and Analysis” beginning on page 32 of this Proxy Statement.

Year	Summary Compensation Table Total for CEO ($)(1)	Compensation	Average Summary Compensation Table Total	Average Compensation Actually Paid to Other NEOs ($)(4)	Value of Initial Fixed $100 Investment Based on:		Net Income ($)	Adjusted ROE (%)(6)
		Actually Paid to CEO ($)(2)	Compensation for Other NEOs ($)(3)		Corporation TSR ($)	KBW Index TSR ($)(5)

2023	$10,174,760	$11,222,036	$5,362,543	$5,382,367	$90.05	$96.65	$1,107	12.1

2022	10,816,639	4,016,997	5,671,222	2,404,602	90.98	97.52	1,336	14.8

2021	10,449,233	18,479,485	4,381,631	6,913,472	119.42	124.06	1,545	13.9

2020	9,189,814	4,352,289	3,947,748	2,088,995	90.71	89.69	1,209	11.2

(1) Mr. O’Grady was CEO for each of the covered years.
(2) Amounts reported in this column are based on total compensation reported for our CEO in the Summary Compensation Table for the indicated covered year and adjust ed a
s shown in the table below. The fair value of equity awards was computed in accordance with the Corporation’s methodology used for financial reporting purposes.

		2023	2022	2021	2020

	Total Compensation as reported in the Summary Compensation Table	$10,174,760	$10,816,639	$10,449,233	$9,189,814

Subtract	Change in pension values reported in the Summary Compensation Table for covered fiscal year	(138,719)	(289,639)	(144,932)	(202,180)

Subtract	Fair value of equity awards granted during covered fiscal year	(8,500,150)	(8,500,158)	(6,825,124)	(6,825,082)

Add	Pension value attributable to covered fiscal year’s service and any change in pension value attributable to plan amendments made in the covered year	117,127	122,137	111,468	83,696

Add	Fair value of equity awards granted in covered fiscal year and that are unvested at end of such covered fiscal year – valued at year-end	7,698,144	6,618,964	11,098,552	4,636,093

Add	Fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year – valued on date of vesting	103,534	—	—	—

Add	Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	1,055,802	813,684	641,980	514,894

Add/(Subtract)	Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	348,642	(4,373,124)	3,217,622	(2,815,983)

Add/(Subtract)	Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	362,896	(1,191,506)	(69,314)	(228,963)

Subtract	Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—	—

Equals	Compensation Actually Paid to CEO	$11,222,036	$4,016,997	$18,479,485	$4,352,289

(3) For 2023, our other named executive officers were Messrs. Cherecwich,
Fradkin
, Gamba, and Tyler. For 2022, our other
named
executive officers were Messrs. Cherecwich, Fradkin, and Tyler, and Shundrawn Thomas and Alexandria Taylor and for 2021 and 2020, our other named executive officers were Messrs. Cherecwich, Fradkin, Thomas, and Tyler.
(4) Amounts reported in this column are based on t
he av
erage of the total compensation reported for our other named executive officers in the Summary Compensation Table for the indicated covered year and adjusted as sho
wn in the table below. The fair value of equity
awards
was computed in accordance with the Corporation’s methodology used for financial reporting purposes.

		2023	2022	2021	2020

	Total Compensation as reported in the Summary Compensation Table	$5,362,543	$5,671,222	$4,381,631	$3,947,748

Subtract	Change in pension values reported in the Summary Compensation Table for covered fiscal year	(248,980)	(67,086)	(95,634)	(496,121)

Subtract	Fair value of equity awards granted during covered fiscal year	(3,370,059)	(4,160,283)	(2,312,629)	(1,987,586)

Add	Pension value attributable to covered fiscal year’s service and any change in pension value attributable to plan amendments made in the covered year	34,619	32,487	48,749	50,402

Add	Fair value of equity awards granted in covered fiscal year and that are unvested at end of such covered fiscal year – valued at year-end	3,127,618	2,311,553	3,760,643	1,350,123

Add	Fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year – valued on date of vesting	18,777	—	—	—

Add	Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	275,709	196,190	202,256	174,858

Add/(Subtract)	Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	102,070	(1,091,491)	950,305	(868,019)

Add/(Subtract)	Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	80,070	(284,314)	(21,849)	(82,410)

Subtract	Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	(203,676)	—	—

Equals	Compensation Actually Paid to Named Executive Officers	$5,382,367	$2,404,602	$6,913,472	$2,088,995
(5) The KBW Index is a modified-capitalization-weighted index made up of 24 of the largest banking companies in the United States. The Corporation is included in the KBW Index.
(6) For an explanation and reconciliation of ROE to Adjusted ROE, see page 50 of this Proxy Statement.

Company Selected Measure Name	Adjusted ROE
Named Executive Officers, Footnote	For 2023, our other named executive officers were Messrs. Cherecwich,
Fradkin
, Gamba, and Tyler. For 2022, our other
named
	executive officers were Messrs. Cherecwich, Fradkin, and Tyler, and Shundrawn Thomas and Alexandria Taylor and for 2021 and 2020, our other named executive officers were Messrs. Cherecwich, Fradkin, Thomas, and Tyler.
Peer Group Issuers, Footnote	The KBW Index is a modified-capitalization-weighted index made up of 24 of the largest banking companies in the United States. The Corporation is included in the KBW Index.
PEO Total Compensation Amount	$ 10,174,760	$ 10,816,639	$ 10,449,233	$ 9,189,814
PEO Actually Paid Compensation Amount	$ 11,222,036	4,016,997	18,479,485	4,352,289
Adjustment To PEO Compensation, Footnote
(2) Amounts reported in this column are based on total compensation reported for our CEO in the Summary Compensation Table for the indicated covered year and adjust ed a
s shown in the table below. The fair value of equity awards was computed in accordance with the Corporation’s methodology used for financial reporting purposes.

		2023	2022	2021	2020

	Total Compensation as reported in the Summary Compensation Table	$10,174,760	$10,816,639	$10,449,233	$9,189,814

Subtract	Change in pension values reported in the Summary Compensation Table for covered fiscal year	(138,719)	(289,639)	(144,932)	(202,180)

Subtract	Fair value of equity awards granted during covered fiscal year	(8,500,150)	(8,500,158)	(6,825,124)	(6,825,082)

Add	Pension value attributable to covered fiscal year’s service and any change in pension value attributable to plan amendments made in the covered year	117,127	122,137	111,468	83,696

Add	Fair value of equity awards granted in covered fiscal year and that are unvested at end of such covered fiscal year – valued at year-end	7,698,144	6,618,964	11,098,552	4,636,093

Add	Fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year – valued on date of vesting	103,534	—	—	—

Add	Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	1,055,802	813,684	641,980	514,894

Add/(Subtract)	Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	348,642	(4,373,124)	3,217,622	(2,815,983)

Add/(Subtract)	Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	362,896	(1,191,506)	(69,314)	(228,963)

Subtract	Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—	—

Equals	Compensation Actually Paid to CEO	$11,222,036	$4,016,997	$18,479,485	$4,352,289

Non-PEO NEO Average Total Compensation Amount	$ 5,362,543	5,671,222	4,381,631	3,947,748
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,382,367	2,404,602	6,913,472	2,088,995
Adjustment to Non-PEO NEO Compensation Footnote
(4) Amounts reported in this column are based on t
he av
erage of the total compensation reported for our other named executive officers in the Summary Compensation Table for the indicated covered year and adjusted as sho
wn in the table below. The fair value of equity
awards
was computed in accordance with the Corporation’s methodology used for financial reporting purposes.

		2023	2022	2021	2020

	Total Compensation as reported in the Summary Compensation Table	$5,362,543	$5,671,222	$4,381,631	$3,947,748

Subtract	Change in pension values reported in the Summary Compensation Table for covered fiscal year	(248,980)	(67,086)	(95,634)	(496,121)

Subtract	Fair value of equity awards granted during covered fiscal year	(3,370,059)	(4,160,283)	(2,312,629)	(1,987,586)

Add	Pension value attributable to covered fiscal year’s service and any change in pension value attributable to plan amendments made in the covered year	34,619	32,487	48,749	50,402

Add	Fair value of equity awards granted in covered fiscal year and that are unvested at end of such covered fiscal year – valued at year-end	3,127,618	2,311,553	3,760,643	1,350,123

Add	Fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year – valued on date of vesting	18,777	—	—	—

Add	Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	275,709	196,190	202,256	174,858

Add/(Subtract)	Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	102,070	(1,091,491)	950,305	(868,019)

Add/(Subtract)	Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	80,070	(284,314)	(21,849)	(82,410)

Subtract	Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	(203,676)	—	—

Equals	Compensation Actually Paid to Named Executive Officers	$5,382,367	$2,404,602	$6,913,472	$2,088,995

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid to our CEO and the Average of the Compensation Actually Paid to our Other Named Executive Officers and the Corporation’s Cumulative TSR
	. Our TSR directly impacts the value of Compensation Actually Paid given the weight of equity compensation in our program. Declines in our TSR in 2020 and 2022 led to lower compensation actually paid amounts to our CEO and other named executive officers in those years. The increase in TSR in 2021 led to higher Compensation Actually Paid in that year, while the relatively flat TSR in 2023 resulted in compensation actually paid near the Summary Compensation Table amount.
Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid to our CEO and the Average of the Compensation Actually Paid to our Other Named Executive Officers and the Corporation’s Net Income
	. For 2020 to 2023, the compensation actually paid to our CEO increased by 158% and the average of the compensation actually paid to the other named executive officers also increased by 158%, respectively, compared to a 8% decrease in our net income over the same period. Compensation actually paid was highest in 2021, as was net income.
Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid to our CEO and Average of the Compensation Actually Paid to our Other Named Executive Officers and the Corporation’s Adjusted ROE
	. For 2020 to 2023, the compensation paid to our CEO increased by 158% and the average of the compensation actually paid to the other named executive officers also increased by 158%, compared to a 90 basis point increase in our adjusted ROE from 11.2% for 2020 to 12.1% for 2023.
Total Shareholder Return Vs Peer Group	Relationship Between the Corporation’s TSR and the Peer Group TSR . Based on a $100 investment at the beginning of 2020, at the end of 2023 our TSR was -10% compared to the peer group TSR of -3%.
Tabular List, Table
Financial Performance Measures
As discussed in “Compensation Discussion and Analysis,” our executive compensation program and compensation decisions reflect the guiding principles of being linked to long-term performance and aligned with stockholder interests. The metrics used within our incentive plans are selected to support these objectives. The following were the most important financial performance measures, as determined by the Corporation, to link executive compensation actually paid to the Corporation’s named executive officers to the Corporation’s performance for the most recently completed fiscal year:

●	Total Shareholder Return (“TSR”)

●	Adjusted ROE

●	Pre-tax Income

Total Shareholder Return Amount	$ 90.05	90.98	119.42	90.71
Peer Group Total Shareholder Return Amount	96.65	97.52	124.06	89.69
Net Income (Loss)	$ 1,107	$ 1,336	$ 1,545	$ 1,209
Company Selected Measure Amount	0.121	0.148	0.139	0.112
PEO Name	Mr. O’Grady
Measure:: 1
Pay vs Performance Disclosure
Name	Total Shareholder Return (“TSR”)
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted ROE
Non-GAAP Measure Description	For an explanation and reconciliation of ROE to Adjusted ROE, see page 50 of this Proxy Statement.
Measure:: 3
Pay vs Performance Disclosure
Name	Pre-tax Income
PEO | Change in pension values reported in the Summary Compensation Table for covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (138,719)	$ (289,639)	$ (144,932)	$ (202,180)
PEO | Fair value of equity awards granted during covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,500,150)	(8,500,158)	(6,825,124)	(6,825,082)
PEO | Pension value attributable to covered fiscal years service and any change in pension value attributable to plan amendments made in the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	117,127	122,137	111,468	83,696
PEO | Fair value of equity awards granted in covered fiscal year and that are unvested at end of such covered fiscal year valued at yearend [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,698,144	6,618,964	11,098,552	4,636,093
PEO | Fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year valued on date of vesting [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	103,534	0	0	0
PEO | Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,055,802	813,684	641,980	514,894
PEO | Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	348,642	(4,373,124)	3,217,622	(2,815,983)
PEO | Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	362,896	(1,191,506)	(69,314)	(228,963)
PEO | Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change in pension values reported in the Summary Compensation Table for covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(248,980)	(67,086)	(95,634)	(496,121)
Non-PEO NEO | Fair value of equity awards granted during covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,370,059)	(4,160,283)	(2,312,629)	(1,987,586)
Non-PEO NEO | Pension value attributable to covered fiscal years service and any change in pension value attributable to plan amendments made in the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,619	32,487	48,749	50,402
Non-PEO NEO | Fair value of equity awards granted in covered fiscal year and that are unvested at end of such covered fiscal year valued at yearend [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,127,618	2,311,553	3,760,643	1,350,123
Non-PEO NEO | Fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year valued on date of vesting [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,777	0	0	0
Non-PEO NEO | Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	275,709	196,190	202,256	174,858
Non-PEO NEO | Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	102,070	(1,091,491)	950,305	(868,019)
Non-PEO NEO | Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	80,070	(284,314)	(21,849)	(82,410)
Non-PEO NEO | Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (203,676)	$ 0	$ 0